Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Schedule of operating lease expense
	Years ended December 31,
	2022	2021
Fixed lease expense	$275,763	$275,485
Variable lease expense	$178,032	$180,818
Total operating lease expense	$453,795	$456,303

Schedule Of Future Minimum Lease Payments
Years Ending December 31,	Operating Leases
2023	$409,347
2024	142,847
2025	4,865
Total minimum payments	$557,059